GOLDMAN SACHS TRUST

Institutional and Class I Shares of the

Goldman Sachs Financial Square FundsSM (Institutional Shares)

Goldman Sachs Financial Square Prime Obligations Fund

Goldman Sachs Financial Square Money Market Fund

Goldman Sachs Financial Square Treasury Obligations Fund

Goldman Sachs Financial Square Treasury Instruments Fund

Goldman Sachs Financial Square Treasury Solutions Fund

Goldman Sachs Financial Square Government Fund

Goldman Sachs Financial Square Federal Instruments Fund

Goldman Sachs Investor FundsSM (Class I Shares)

Goldman Sachs Investor Money Market Fund

Goldman Sachs Investor Tax-Exempt Money Market Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated April 30, 2019 to the

Prospectus dated December 28, 2018

Effective immediately, the Funds’ Prospectus is revised as follows:

The following replaces in its entirety the first paragraph under the “Shareholder Guide—How to Buy Shares—What Should I Know When I Purchase Institutional Shares or Class I Shares Through An Intermediary?” section:

If shares of a Fund are held in an account maintained and serviced by your Intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by your Intermediary, and not by the Fund and its Transfer Agent. Since the Fund will have no record of your transactions, you should contact your Intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning your account or to obtain information about your account. The transfer of shares from an account with one Intermediary to an account with another Intermediary involves special procedures and may require you to obtain historical purchase information about the shares in the account from Intermediary. Your new Intermediary may impose certain limitations on your ability to transact in Fund shares. For example, you may be able to hold shares of a Fund with the Intermediary and the basis on which you hold such shares may be limited to hold and redeem only. If your Intermediary’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Intermediary, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.

This Supplement should be retained with your Prospectus for future reference.

MMFINSTISHRSSTK 04-19